Intangible assets, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 118,265	$ 115,051
Less: accumulated amortization	(118,265)	(109,423)
Intangible assets, net		$ 5,628